SAGE / TSO TRUST
                          7799 Leesburg Pike, Suite 900
                             Falls Church, VA 22043

                                 January 8, 1998

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

   RE:  Sage/TSO Trust
        (the "Trust") (File Nos. 333-01973 and 811-07573)

Ladies and Gentlemen:

         The Fund hereby certifies pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 that the prospectus and statement of additional information relating to shares of beneficial interest of the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.4 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Commission on December 31, 1997.

         If you have any questions or comments concerning this filing, please contact Michael Miola at (516) 951-0500 X101 (collect).

                                            Very truly yours,

                                            /s/ James C. Tso
                                            James C. Tso